DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details Narrative) - $ / shares	12 Months Ended
	Mar. 31, 2026	Jul. 11, 2025	Jul. 10, 2025	Feb. 25, 2025	Jun. 27, 2023
Description Of Business And Nature Of Operations
Shares issued		1,375,000	206,250	25,000,000
Additional shares issued		140,000
Authorized share capital					50,000,000
Divided shares					50,000,000
Value per share					$ 0.0001
Shareholders consideration description	On May 20, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares.